Benefits offered to team members (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Benefits Offered To Employees
Balance at beginning of year	R$ 119,671	R$ 115,875	R$ 81,342
Actual return on plan assets	(25,929)	722	15,791
Benefits paid	(32,264)	(5,301)	(4,973)
Exchange variation	(4,866)	8,375	23,715
Balance at the end of the year	R$ 56,613	R$ 119,671	R$ 115,875